Earnings Per Share - Computation of Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Excluded Common Shares issuable under Company's stock-based compensation plans	5.2	5.2